SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2020
Summary of Option Activity
A summary of the share options granted to employees and non-ex
e
cutive directors as of September 30, 2018, 2019 and 2020, and changes during the years ended September 30, 2018, 2019 and 2020 are as follows:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregated intrinsic value
			US$	US$
Outstanding as of September 30, 2017	2,025,600	2.85	6.53	—

Exercised	(895,148)	1.66
Forfeited	(71,352)	1.17

Outstanding as of September 30, 2018	1,059,100	1.39	5.58	718

Forfeited	(19,000)	1.81	5.14	—

Outstanding as of September 30, 2019	1,040,100	1.39	4.57	—

Forfeited	(71,100)	0.98	2.85	—

Outstanding as of September 30, 2020	969,000	1.29	3.62	1,067

Expected to vest as of September 30, 202 0	—	—	—	—

Exercisable as of September 30, 2020	969,000	1.29	3.62	1,067

Share Options, NonEmployees	During the year ended September 30, 2018, all outstanding share options granted to non-employees in total of 57,000 shares were fully exercised. There were no

s
hare options granted to non-employees outstanding or exercisable as of September 30, 2018, 2019 and 2020.
Summary of Nonvested Restricted Shares Activities
A summary of the nonvested share activities for the years ended September 30, 2018, 2019 and 2020 is as follows:

	Number of Nonvested shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$		US$
Nonvested shares outstanding as of September 30, 2017	328,390	3.44	551

Granted	468,600	2.29
Vested	(346,493)	3.11

Nonvested shares outstanding as of September 30, 2018	450,497	2.49	933

Granted	955,168	1.76
Forfeited	(19,944)	2.13
Vested	(678,881)	2.16

Nonvested shares outstanding as of September 30, 2019	706,840	1.84	965

Granted	1,109,688	2.08	—
Vested	(1,089,404)	1.96	—

Nonvested shares outstanding as of September 30, 2020	727,124	2.03	1,741

Nonvested shares expected to vest as of September 30, 2020	727,124	2.03	1,741

Share-Based Compensation Expense of Share-Based Awards Granted
Total share-based compensation expense
s
of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2018, 2019 and 2020 are as follows:

	As of September 30,
	2018	2019	2020
	US$	US$	US$
Cost of sales	161	23	139
General and administrative expenses	2,065	1,972	2,421
Selling expenses	80	10	58

	2,306	2,005	2,618